BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2021
BASIS OF PRESENTATION

2.	BASIS OF PRESENTATION

The following companies had been consolidated with Vicinity Motor Corp. as at December 31, 2021:

Company Name	Registered	Holding	Functional Currency
Vicinity Motor Corp. (Formerly Grande West Transportation Group Inc.)	British Columbia	Parent Company	United States Dollar (Canadian Dollar up to October 5, 2021)
Vicinity Motor (Bus) Corp.	British Columbia	100%	Canadian Dollar
Vicinity Motor (Bus) USA Corp.	United States	100%	United States Dollar

i)	Intercompany balances and transactions, and any unrealized gains arising from intercompany transactions, were eliminated in preparing the consolidated financial statements.

a)     Statement of compliance

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS”).

The consolidated financial statements were authorized for issue by the Board of Directors on March 29, 2022.

b)    Basis of measurement

The consolidated financial statements have been prepared on the historical cost basis except for certain financial instruments carried at fair value as described in Note 4.

c)    Use of estimates and judgments

The preparation of the consolidated financial statements in conformity with IFRS requires the use of judgments and/or estimates that affect the amounts reported and disclosed in the consolidated financial statements and related notes. These judgments and estimates are based on management’s best knowledge of the relevant facts and circumstances, having regard to previous experience, but actual results may differ materially from the amounts included in the consolidated financial statements.

Estimates that have a risk of resulting in material adjustment to the carrying amounts of assets and liabilities within the next year are summarized below:

i.	The determination of provision for warranty cost:

The Company offers warranties on the buses it sells. The Company estimates the provision for future warranty claims based on historical warranty claim information, as well as recent trends that might suggest the past results may differ from future warranty claims. The Company does not have a long history of estimating warranty provisions. In addition, the items covered by the Company’s warranty may be subject to interpretation because the warranty items are not specific in all cases, and the warranty demands made by different customers may also vary.

ii.	Contingent liability estimate:

In the normal course of business, the Company receives notice of potential legal proceedings or is named as defendant in legal proceedings, including those that may be related to product liability, wrongful dismissal or personal injury, many of which are covered by the Company’s insurance policies. Contingent liabilities are recognized when present obligations as a result of a past event will probably lead to an outflow of economic resources from the Company and amounts can be estimated reliably. The Company has accrued for claims where it is probable there will be an outflow of resources. The Company does not believe any of the current unaccrued claims are probable of resulting in an outflow of resources. However, the timing and amount of claims remain uncertain.